Salary Deferral Plans - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Executive salary continuation plan provides retirement benefits for the period		180 months
Age limit or service period for an employee to be eligible for executive salary continuation plan		Age of 65 and/or age 55 after 20 years of service
Expected benefit period prior retirement in case the employee is deceased or disabled		15 years
Salary deferral compensation liability total		$ 1,916,000	$ 2,017,000
Cash surrender value of life insurance, Carrying Value		2,381,000	2,308,000
Face amount of the insurance policies in force		7,109,000	7,109,000
Additional benefits accrued	0
Supplemental executive retirement plan provides retirement benefits for the period	180 months
Flexible premium indexed deferred annuity contracts purchased under the SERP agreements	3,809,000
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Salary deferral compensation liability total		364,000
Cash surrender value of life insurance, Carrying Value		5,000,000
Face amount of the insurance policies in force		12,939,000
Flexible Indexed Annuity Contracts		$ 4,009,000
Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of employees participate in executive salary continuation plan		10